Annual Total Returns (Moderate Allocation Portfolio - Moderate Allocation Portfolio Annuity) (Moderate Allocation Portfolio, Moderate Allocation Portfolio - Moderate Allocation Portfolio)	18 Months Ended
Jun. 30, 2013
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Annual Total Return
2012	11.84%